Description of Business and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Description of Business and Significant Accounting Policies [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
The impact of all adjustments made to the financial statements presented is summarized below (amounts in millions, except per share data):

In millions, except per share amounts	2012		2011		2010
	Previously Reported	Adjusted	Previously Reported	Adjusted	Previously Reported	Adjusted
Consolidated Statements of Operations:
Cost of products	$2,177	$2,144	$2,011	$2,022	$1,799	$1,789
Cost of services	2,208	1,941	2,098	2,318	1,922	1,845
Selling, general and administrative expenses	894	742	794	890	685	636
Research and development expenses	219	155	176	209	156	143
Total operating expenses	5,498	4,982	5,079	5,439	4,562	4,413
Income (loss) from operations	232	748	212	(148)	149	298
Income (loss) from continuing operations before income taxes	182	698	196	(164)	136	285
Income tax expense (benefit)	42	223	51	(66)	(11)	5
Income (loss) from continuing operations	140	475	145	(98)	147	280
Net income (loss)	146	481	52	(191)	137	270
Net income (loss) attributable to NCR	$146	$481	$53	$(190)	$134	$267
Amounts attributable to NCR common stockholders:
Income (loss) from continuing operations	140	475	146	(97)	144	277
Income (loss) per share attributable to NCR common stockholders:
Income (loss) per common share from continuing operations
Basic	$0.88	$2.98	$0.92	$(0.61)	$0.90	$1.73
Diluted	$0.85	$2.90	$0.91	$(0.61)	$0.89	$1.72
Net income (loss) per common share
Basic	$0.92	$3.02	$0.34	$(1.20)	$0.84	$1.67
Diluted	$0.89	$2.94	$0.33	$(1.20)	$0.83	$1.66
Consolidated Statements of Comprehensive Income:
Net income (loss)	$146	$481	$52	$(191)	$137	$270
Employee benefit plans
Net gain (loss) arising during the year	91	—	(425)	24	(62)	(24)
Actuarial loss included in benefits expense	255	14	212	17	203	16
Less income tax effect	(148)	1	67	(20)	(27)	(11)
Total comprehensive income (loss)	387	459	(103)	(170)	313	313
Comprehensive income (loss) attributable to NCR common stockholders	$391	$463	$(104)	$(171)	$308	$308

	December 31, 2012
Consolidated Balance Sheets:	Previously Reported	Adjusted
Retained earnings	2,134	929
Accumulated other comprehensive loss	(1,247)	(37)

	December 31, 2011
Consolidated Balance Sheets:	Previously Reported	Adjusted
Prepaid pension cost	$339	$319
Deferred income taxes	714	747
Total assets	5,591	5,604
Pension and indemnity plan liabilities	1,662	1,739
Other liabilities	59	62
Total liabilities	4,756	4,836
Retained earnings	1,988	448
Accumulated other comprehensive loss	(1,492)	(19)
Total NCR stockholders' equity	785	718
Total stockholders' equity	820	753
Total liabilities and stockholders' equity	5,591	5,604

Consolidated Statements of Cash Flows:	2012		2011		2010
	Previously Reported	Adjusted	Previously Reported	Adjusted	Previously Reported	Adjusted
Net income (loss)	$146	$481	$52	$(191)	$137	$270
Deferred income taxes	(37)	144	(13)	(130)	(48)	(32)
Pension and indemnity plans	(478)	(994)	92	452	80	(69)

Consolidated Statements of Changes in Stockholder's Equity:	Retained Earnings		Accumulated Other Comprehensive Income		Total Equity
	Previously Reported	Adjusted	Previously Reported	Adjusted	Previously Reported	Adjusted
December 31, 2009	$1,801	$371	$(1,509)	$(79)	$592	$592
Net income (loss)	134	267	—	—	137	270
Changes to unrecognized losses and prior service cost related to pension, postretirement and post employment benefits	—	—	140	7	140	7
Total other comprehensive income (loss)	—	—	174	41	176	43
Total comprehensive income (loss)	134	267	174	41	313	313
December 31, 2010	$1,935	$638	$(1,335)	$(38)	$916	$916
Net income (loss)	53	(190)	—	—	54	(189)
Changes to unrecognized losses and prior service cost related to pension, postretirement and post employment benefits	—	—	(123)	44	(123)	44
Total other comprehensive income (loss)	—	—	(157)	19	(155)	21
Total comprehensive income (loss)	53	(190)	(157)	19	(101)	(168)
December 31, 2011	1,988	448	(1,492)	(19)	820	753
Net income (loss)	146	481	—	—	146	481
Changes to unrecognized losses and prior service cost related to pension, postretirement and post employment benefits	—	—	179	(4)	179	(4)
Total other comprehensive income (loss)	—	—	245	(18)	241	(22)
Total comprehensive income (loss)	146	481	245	(18)	387	459
December 31, 2012	$2,134	$929	$(1,247)	$(37)	$1,277	$1,282

Schedule of Capitalized Computer Software [Table Text Block]
The following table identifies the activity relating to total capitalized software:

In millions	2012	2011	2010
Beginning balance as of January 1	$118	$107	$102
Capitalization	80	62	57
Amortization	(56)	(51)	(52)
Ending balance as of December 31	$142	$118	$107

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The components of basic and diluted earnings per share attributable to NCR common stockholders are as follows for the years ended December 31:

In millions, except per share amounts	2012	2011	2010
Income (loss) from continuing operations	$475	$(97)	$277
Income (loss) from discontinued operations, net of tax	6	(93)	(10)
Net income (loss) attributable to NCR common stockholders	$481	$(190)	$267
Weighted average outstanding shares of common stock	159.3	158.0	159.8
Dilutive effect of employee stock options and restricted stock	4.5	—	1.4
Common stock and common stock equivalents	163.8	158.0	161.2
Basic earnings (loss) per share:
From continuing operations	$2.98	$(0.61)	$1.73
From discontinued operations	$0.04	$(0.59)	$(0.06)
Total basic earnings (loss) per share	$3.02	$(1.20)	$1.67
Diluted earnings (loss) per share:
From continuing operations	$2.90	$(0.61)	$1.72
From discontinued operations	$0.04	$(0.59)	$(0.06)
Total diluted earnings (loss) per share	$2.94	$(1.20)	$1.66